Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2018
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Mortgage Servicing Rights

NOTE 9	Mortgage Servicing Rights

The Company capitalizes MSRs as separate assets when loans are sold and servicing is retained. MSRs may also be purchased from others. The Company carries MSRs at fair value, with changes in the fair value recorded in earnings during the period in which they occur. The Company serviced $231.5 billion of residential mortgage loans for others at December 31, 2018, and $234.7 billion at December 31, 2017, including subserviced mortgages with no corresponding MSR asset. Included in mortgage banking revenue are the MSR fair value changes arising from market rate and model assumption changes, net of the value change in derivatives used to economically hedge MSRs. These changes resulted in net gains of $47 million, $15 million and $7 million for the years ended December 31, 2018, 2017 and 2016, respectively. Loan servicing and ancillary fees, not including valuation changes, included in mortgage banking revenue were $746 million, $746 million and $750 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2018	2017	2016
Balance at beginning of period	$2,645	$2,591	$2,512
Rights purchased	8	13	43
Rights capitalized	397	445	524
Rights sold	(27)	–	–
Changes in fair value of MSRs
Due to fluctuations in market interest rates(a)	98	(23)	(55)
Due to revised assumptions or models(b)	56	18	19
Other changes in fair value(c)	(386)	(399)	(452)

Balance at end of period	$2,791	$2,645	$2,591
(a)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(b)

Includes changes in MSR value not caused by changes in market interest rates, such as changes in cost to service, ancillary income and option adjusted spread, as well as the impact of any model changes.

(c)	Primarily represents changes due to realization of expected cash flows over time (decay).

The estimated sensitivity to changes in interest rates of the fair value of the MSR portfolio and the related derivative instruments as of December 31 follows:

	2018						2017
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(501)	$(223)	$(105)	$92	$171	$295	$(520)	$(231)	$(109)	$95	$177	$302
Derivative instrument hedges	455	215	104	(94)	(177)	(321)	453	216	105	(96)	(184)	(336)
Net sensitivity	$(46)	$(8)	$(1)	$(2)	$(6)	$(26)	$(67)	$(15)	$(4)	$(1)	$(7)	$(34)

The fair value of MSRs and their sensitivity to changes in interest rates is influenced by the mix of the servicing portfolio and characteristics of each segment of the portfolio. The Company’s servicing portfolio consists of the distinct portfolios of government-insured mortgages, conventional mortgages and Housing Finance Agency (“HFA”) mortgages. The servicing portfolios are predominantly comprised of fixed-rate agency loans with limited adjustable-rate or jumbo mortgage loans. The HFA servicing portfolio is comprised of loans originated under state and local housing authority program guidelines which assist purchases by first-time or low- to moderate-income homebuyers through a favorable rate subsidy, down payment and/or closing cost assistance on government- and conventional-insured mortgages.

A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2018				2017
(Dollars in Millions)	HFA	Government	Conventional(d)	Total	HFA	Government	Conventional(d)	Total
Servicing portfolio(a)	$44,384	$35,990	$148,910	$229,284	$40,737	$36,756	$155,353	$232,846
Fair value	$526	$465	$1,800	$2,791	$450	$428	$1,767	$2,645
Value (bps)(b)	119	129	121	122	110	116	114	114
Weighted-average servicing fees (bps)	34	36	27	30	35	34	27	29
Multiple (value/servicing fees)	3.45	3.63	4.52	4.11	3.17	3.38	4.24	3.86
Weighted-average note rate	4.59%	3.97%	4.06%	4.15%	4.43%	3.92%	4.02%	4.08%
Weighted-average age (in years)	3.3	4.7	4.5	4.3	3.0	4.3	4.2	4.0
Weighted-average expected prepayment (constant prepayment rate)	9.8%	11.0%	9.1%	9.5%	9.8%	11.6%	9.7%	10.0%
Weighted-average expected life (in years)	7.7	6.7	7.1	7.2	7.7	6.5	6.9	7.0
Weighted-average option adjusted spread(c)	8.6%	8.3%	7.2%	7.6%	9.9%	9.2%	7.2%	8.0%
(a)	Represents principal balance of mortgages having corresponding MSR asset.
(b)	Calculated as fair value divided by the servicing portfolio.
(c)	Option adjusted spread is the incremental spread added to the risk-free rate to reflect optionality and other risk inherent in the MSRs.
(d)	Represents loans sold primarily to GSEs.